                     The Northern Trust Company

                     50 South LaSalle Street

                     Chicago, IL 60603

                     (312) 630-6000

September 22, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ashmore Funds

1940 Act Registration No. 811-22468

1933 Act Registration No. 333-169226

Ladies and Gentlemen:

On behalf of Ashmore Funds (the “Trust”), transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“Rule 497(e)”), are exhibits containing an XBRL interactive data file relating to the supplement to the Trust’s Statutory Prospectus dated as of February 28, 2015, that was filed pursuant to Rule 497(e) on September 8, 2015.

If there are any questions or comments concerning the foregoing, please contact the undersigned at (312) 557-3948.

Sincerely,

Ashmore Funds

/s/ Owen T. Meacham
Owen T. Meacham
Assistant Secretary of the Trust

Enclosures